BUSINESS COMBINATION - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended
	Jun. 28, 2022	Dec. 31, 2021	Jul. 12, 2021	Mar. 31, 2022	Jun. 30, 2022	Jun. 29, 2022
Class of Stock [Line Items]
Shares issued (in shares)		14,375,000
Sale of warrants (in Shares)					14,438,000
Number of shares issuable (in shares)						1,858,966
Kalera Options
Class of Stock [Line Items]
Shares issued (in shares)	364,000
Maxim Group LLC
Class of Stock [Line Items]
Shares issued (in shares)	275,000
Agrico Acquisition Corp.
Class of Stock [Line Items]
Sale of warrants (in Shares)			7,250,000
Agrico Acquisition Corp. | Private Placement Warrants
Class of Stock [Line Items]
Sale of warrants (in Shares)	7,250,000
Agrico Acquisition Corp. | Initial Public offering
Class of Stock [Line Items]
Shares issued (in shares)			14,375,000	14,375,000
Sale of warrants (in Shares)	7,187,500
Kalera SA | Earnout Shares
Class of Stock [Line Items]
Number of shares exchanged or converted (in shares)	4,000,000
Class A Ordinary Shares | Agrico Acquisition Corp.
Class of Stock [Line Items]
Number of shares redeemed (in shares)	14,347,974
Shares redeemed (in dollars per share)	$ 10.21
Aggregate payments for shares redeemed	$ 146.6
Number of shares exchanged or converted (in shares)	170,776
Class B Ordinary Shares | Agrico Acquisition Corp.
Class of Stock [Line Items]
Number of shares exchanged or converted (in shares)	1,796,875
Common Stock [Member]
Class of Stock [Line Items]
Shares issued (in shares)	19,135,177
Common Stock [Member] | Kalera SA
Class of Stock [Line Items]
Number of shares exchanged or converted (in shares)	105,719,212